Operating, Selling and General Expense (Details) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2023
Operating, Selling and General Expense
Employee and contract service costs		$ 8,821	$ 8,458
Materials and equipment		2,244	2,518
Commodities		1,578	1,739
Travel, marketing and other		416	668
Total Operating, Selling and General Expense		$ 13,059	$ 13,383
Restructuring expense	$ 275